Income Taxes - Changes In Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance as of January 1	$ 17.8	$ 7.1	$ 9.8
Additions based on tax positions related to the current year	1.3	9.2	0.3
Additions for tax positions of prior years	1.1	1.8	0.8
Balance related to acquired businesses	0.0	0.0	0.0
Reductions for tax positions of prior years	(2.6)	(0.3)	0.0
Decreases as a result of lapse of statute of limitations	(0.2)	0.0	(3.8)
Settlements and other	(0.5)	0.0	0.0
Other, net	(0.5)	0.0	0.0
Balance as of December 31	$ 16.4	$ 17.8	$ 7.1